Employees (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Staff Cost, Average Number of Employees and Key Management Compensation

STAFF AND MANAGEMENT COSTS

	€ million	€ million	€ million
Staff costs	2017	2016	2015
Wages and salaries	(5,416)	(5,347)	(5,474)
Social security costs	(613)	(606)	(606)
Other pension costs	(399)	(372)	(325)
Share-based compensation costs	(284)	(198)	(150)
	(6,712)	(6,523)	(6,555)

	‘000	‘000	‘000
Average number of employees during the year	2017	2016	2015
Asia/AMET/RUB	93	95	97
The Americas	41	42	42
Europe	31	32	32
	165	169	171

	€ million	€ million	€ million
Key management compensation	2017	2016	2015
Salaries and short-term employee benefits	(34)	(31)	(34)
Post-employment benefits	-	(1)	(1)
Share-based benefits(a)	(20)	(17)	(30)
	(54)	(49)	(65)
Of which:Executive Directors	(14)	(13)	(18)
Other(b)	(40)	(36)	(47)

Non-Executive Directors’ fees	(2)	(2)	(2)
	(56)	(51)	(67)

(a)	Share-based benefits are shown on a vesting basis.
(b)	Other includes all members of the Unilever Leadership Executive, other than Executive Directors.

Summary of Assumptions, Weighted by Liabilities for Valuation of Defined Benefit Plans
The following table shows the assumptions, weighted by liabilities, used to value defined benefit plans (representing approximately 96% of total pension liabilities) and other post-employment benefits.

	31 December 2017		31 December 2016
	Defined benefit pension plans	Other post-employment benefit plans	Defined benefit pension plans	Other post-employment benefit plans
Discount rate	2.5%	4.2%	2.6%	4.8%
Inflation	2.5%	n/a	2.5%	n/a
Rate of increase in salaries	2.8%	3.0%	2.9%	3.0%
Rate of increase for pensions in payment (where provided)	2.4%	n/a	2.4%	n/a
Rate of increase for pensions in deferment (where provided)	2.6%	n/a	2.7%	n/a
Long-term medical cost inflation	n/a	5.3%	n/a	5.3%

The valuations of other post-employment benefit plans generally assume a higher initial level of medical cost inflation, which falls from 7% to the long-term rate within the next five years. Assumed healthcare cost trend rates have a significant effect on the amounts reported for healthcare plans.

For the most important pension plans, representing approximately 68% of all defined benefit plans liabilities, the assumptions used at 31 December 2017 and 2016 were:

	United Kingdom		Netherlands
	2017	2016	2017	2016
Discount rate	2.5%	2.7%	1.8%	1.8%
Inflation	3.1%	3.2%	1.7%	1.7%
Rate of increase in salaries	3.0%	3.1%	2.2%	2.2%
Rate of increase for pensions in payment (where provided)	3.0%	3.1%	1.7%	1.7%
Rate of increase for pensions in deferment (where provided)	3.0%	3.1%	1.7%	1.7%
Number of years a current pensioner is expected to live beyond age 65:
Men	22.1	22.5	22.5	21.8
Women	24.0	24.6	24.3	24.0
Number of years a future pensioner currently aged 45 is expected to live beyond age 65:
Men	22.6	23.8	24.6	24.1
Women	25.6	26.5	26.6	26.3

Summary of Charge to Operating Profit

The charge to the income statement comprises:

		€ million	€ million	€ million
	Notes	2017	2016	2015
Charged to operating profit:
Defined benefit pension and other benefit plans:
Current service cost		(245)	(226)	(271)
Employee contributions		18	17	17
Special termination benefits		(4)	(6)	(9)
Past service cost including (losses)/gains on curtailments		23	32	129
Settlements		4	(2)	6
Defined contribution plans		(195)	(187)	(197)
Total operating cost	4A	(399)	(372)	(325)
Finance income/(cost)	5	(96)	(94)	(121)
Net impact on the income statement (before tax)		(495)	(466)	(446)

Summary of Amounts Recognised in Statement of Comprehensive Income on Remeasurement of Net Defined Benefit Liability

Amounts recognised in the statement of comprehensive income on the remeasurement of the net defined benefit liability.

	€ million	€ million	€ million
	2017	2016	2015
Return on plan assets excluding amounts included in net finance income/(cost)	1,475	1,877	(254)
Actuarial gains/(losses) arising from changes in demographic assumptions	222	(217)	(22)
Actuarial gains/(losses) arising from changes in financial assumptions	(210)	(2,963)	1,167
Experience gains/(losses) arising on pension plan and other benefit plan liabilities	133	82	233
Total of defined benefit costs recognised in other comprehensive income	1,620	(1,221)	1,124

Summary of Assets, Liabilities and Surplus/ (Deficit) Position of Pension and Other Post-Employment Benefit Plans at Balance Sheet Date

The assets, liabilities and surplus/(deficit) position of the pension and other post-employment benefit plans at the balance sheet date were:

	€ million 2017		€ million 2016
	Pension plans	Other post- employment benefit plans	Pension plans	Other post- employment benefit plans
Fair value of assets	22,361	21	21,162	21
Present value of liabilities	(22,420)	(523)	(23,751)	(605)
Net liabilities	(59)	(502)	(2,589)	(584)
Pension liability net of assets	(59)	(502)	(2,589)	(584)
Of which in respect of:
Funded plans in surplus:
Liabilities	(17,132)	-	(5,833)	-
Assets	19,302	3	6,524	3
Aggregate surplus	2,170	3	691	3
Pension asset net of liabilities	2,170	3	691	3
Funded plans in deficit:
Liabilities	(4,267)	(35)	(16,783)	(36)
Assets	3,059	18	14,638	18
Pension liability net of assets	(1,208)	(17)	(2,145)	(18)
Unfunded plans:
Pension liability	(1,021)	(488)	(1,135)	(569)

Summary of Movements in Assets

Movements in assets during the year:

	UK	Netherlands	Rest of world	€ million 2017 Total	UK	Netherlands	Rest of world	€ million 2016 Total
1 January	9,963	5,116	6,104	21,183	9,950	4,873	5,919	20,742
Employee contributions	-	1	17	18	-	-	17	17
Settlements	-	-	(8)	(8)	-	-	-	-
Actual return on plan assets (excluding amounts in net finance income/charge)	863	275	337	1,475	1,412	281	184	1,877
Interest income	270	91	179	540	329	120	215	664
Employer contributions	778	43	284	1,105	202	11	299	512
Benefit payments	(457)	(169)	(613)	(1,239)	(456)	(169)	(701)	(1,326)
Reclassification of benefits(a)	-	-	(1)	(1)	-	-	(2)	(2)
Currency retranslation	(379)	-	(312)	(691)	(1,474)	-	173	(1,301)
31 December	11,038	5,357	5,987	22,382	9,963	5,116	6,104	21,183

(a)	Certain liabilities have been reclassified as employee benefit liabilities.

Summary of Movements in Liabilities

Movements in liabilities during the year:

	UK	Netherlands	Rest of world	€ million 2017 Total	UK	Netherlands	Rest of world	€ million 2016 Total
1 January	(10,981)	(4,877)	(8,498)	(24,356)	(10,602)	(4,443)	(8,017)	(23,062)
Current service cost	(114)	(6)	(125)	(245)	(89)	(3)	(134)	(226)
Employee contributions	-	-	-	-	-	-	-	-
Special termination benefits	-	-	(4)	(4)	-	-	(6)	(6)
Past service costs including losses/(gains) on curtailments	5	12	6	23	5	4	23	32
Settlements	-	-	12	12	-	-	(2)	(2)
Interest cost	(286)	(86)	(264)	(636)	(347)	(109)	(302)	(758)
Actuarial gain/(loss) arising from changes in demographic assumptions	312	(96)	6	222	23	(19)	(221)	(217)
Actuarial gain/(loss) arising from changes in financial assumptions	(189)	-	(21)	(210)	(1,919)	(524)	(520)	(2,963)
Actuarial gain/(loss) arising from experience adjustments	144	(37)	26	133	29	46	7	82
Benefit payments	457	169	613	1,239	456	169	701	1,326
Reclassification of benefits(a)	-	8	-	8	-	2	-	2
Currency retranslation	397	-	474	871	1,463	-	(27)	1,436
31 December	(10,255)	(4,913)	(7,775)	(22,943)	(10,981)	(4,877)	(8,498)	(24,356)

(a)	Certain liabilities have been reclassified as employee benefit liabilities.

Summary of Movements in (Deficit)/Surplus

Movements in (deficit)/surplus during the year:

	UK	Netherlands	Rest of world	€ million 2017 Total	UK	Netherlands	Rest of world	€ million 2016 Total
1 January	(1,018)	239	(2,394)	(3,173)	(652)	430	(2,098)	(2,320)
Current service cost	(114)	(6)	(125)	(245)	(89)	(3)	(134)	(226)
Employee contributions	-	1	17	18	-	-	17	17
Special termination benefits	-	-	(4)	(4)	-	-	(6)	(6)
Past service costs including losses/(gains) on curtailments	5	12	6	23	5	4	23	32
Settlements	-	-	4	4	-	-	(2)	(2)
Actual return on plan assets (excluding amounts in net finance income/charge)	863	275	337	1,475	1,412	281	184	1,877
Interest cost	(286)	(86)	(264)	(636)	(347)	(109)	(302)	(758)
Interest income	270	91	179	540	329	120	215	664
Actuarial gain/(loss) arising from changes in demographic assumptions	312	(96)	6	222	23	(19)	(221)	(217)
Actuarial gain/(loss) arising from changes in financial assumptions	(189)	-	(21)	(210)	(1,919)	(524)	(520)	(2,963)
Actuarial gain/(loss) arising from experience adjustments	144	(37)	26	133	29	46	7	82
Employer contributions	778	43	284	1,105	202	11	299	512
Benefit payments	-	-	-	-	-	-	-	-
Reclassification of benefits(a)	-	8	(1)	7	-	2	(2)	-
Currency retranslation	18	-	162	180	(11)	-	146	135
31 December	783	444	(1,788)	(561)	(1,018)	239	(2,394)	(3,173)

(a)	Certain liabilities have been reclassified as employee benefit liabilities.

Summary of Principal Defined Benefit Liabilities and Split of Liabilities Between Different Categories of Plan Participants

The duration of the defined benefit plan liabilities (representing 96% of total pension liabilities) and the split of liabilities between different categories of plan participants are:

	UK	Netherlands	Rest of world(a)	2017 Total	UK	Netherlands	Rest of world(a)	2016 Total
Duration (years)	17	19	13	8 to 24	18	20	14	8 to 20
Active members	14%	22%	16%	18%	15%	25%	19%	20%
Deferred members	32%	30%	15%	26%	33%	30%	14%	26%
Retired members	54%	48%	69%	56%	52%	45%	67%	54%

(a)	Rest of world numbers shown are weighted averages by liabilities.

Schedule of Fair Value of Plans Assets, Which Are Reported Net of Fund Liabilities That Are Not Employee Benefits

The fair value of plan assets, which are reported net of fund liabilities that are not employee benefits, at the end of the reporting period for each category are as follows:

	€ million 31 December 2017				€ million 31 December 2016
	UK	Netherlands	Rest of world	Pension plans Total	UK	Netherlands	Rest of world	Pension plans Total
Total plan assets	11,038	5,357	5,966	22,361	9,963	5,116	6,083	21,162

Assets

Equities total	4,538	1,876	1,909	8,323	4,418	1,831	1,884	8,133
– Europe	1,093	703	594	2,390	1,065	623	509	2,197
– North America	2,320	668	842	3,830	2,266	698	865	3,829
– Other	1,125	505	473	2,103	1,087	510	510	2,107

Fixed income total	4,210	2,500	2,954	9,664	4,727	2,665	2,890	10,282
– Government bonds	2,162	879	1,376	4,417	2,774	1,114	1,438	5,326
– Investment grade corporate bonds	1,368	485	1,207	3,060	1,361	438	1,128	2,927
– Other fixed income	680	1,136	371	2,187	592	1,113	324	2,029

Private equity	401	89	3	493	504	124	6	634
Property and real estate	810	411	246	1,467	830	410	221	1,461
Hedge funds	673		297	970	687	3	481	1,171
Other	463	427	274	1,164	246	63	282	591
Other plans			312	312	-	-	336	336

Fund liabilities that are not employee benefits
Derivatives	(57)	54	(29)	(32)	(1,449)	20	(17)	(1,446)

Schedule of Sensitivity of Pension Liabilities to Changes in the Weighted Key Assumptions

The sensitivity of the overall pension liabilities to changes in the weighted key assumptions are:

		Change in liabilities
	Change in assumption	UK	Netherlands	Total
Discount rate	Increase by 0.5%	-8%	-9%	-7%
Inflation rate	Increase by 0.5%	+7%	+9%	+6%
Life expectancy	Increase by 1 year	+4%	+4%	+4%
Long-term medical cost inflation(b)	Increase by 1.0%	0%	0%	+1%

An equivalent decrease in each assumption would have an equal and opposite impact on liabilities.

(b)	Long-term medical cost inflation only relates to post retirement medical plans.

Schedule of Cash Flow in Respect of Pensions and Similar Post-employment Benefits
The table below sets out these amounts:

	€ million 2018	€ million 2017	€ million 2016	€ million 2015
	Estimate
Company contributions to funded plans:
Defined benefit	245	954	355	356
Defined contributions	205	195	187	197
Benefits paid by the company in respect of unfunded plans:
Defined benefit	150	151	157	157
Group cash flow in respect of pensions and similar benefits	600	1,300	699	710

Schedule of Income Statement Charge

The charge in each of the last three years is shown below, and relates to equity-settled plans:

	€ million	€ million	€ million
Income statement charge	2017	2016	2015
Performance share plans	(273)	(185)	(143)
Other plans	(11)	(13)	(7)
	(284)	(198)	(150)

Summary of Status of Performance Share Plans, Related Changes and Share Award Value Information

A summary of the status of the Performance Share Plans as at 31 December 2017, 2016 and 2015 and changes during the years ended on these dates is presented below:

	2017 Number of shares	2016 Number of shares	2015 Number of shares
Outstanding at 1 January	14,818,060	15,979,140	17,468,291
Awarded	4,962,345	7,016,274	8,890,394
Vested	(4,723,861)	(6,983,053)	(8,448,454)
Forfeited	(1,371,797)	(1,194,301)	(1,931,091)
Outstanding at 31 December	13,684,747	14,818,060	15,979,140

Share award value information	2017	2016	2015

Fair value per share award during the year	€42.59	€35.43	€33.17